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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:   811-02273
                                      -----------------------------------------

                        TRANSAMERICA INCOME SHARES, INC.
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               (Exact name of registrant as specified in charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716
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               (Address of principal executive offices) (Zip code)

      Dennis Gallagher, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (727) 299-1800

Date of fiscal year end:   March 31
                         ------------------------------------------------------

Date of reporting period:  July 1, 2005 - June 30, 2006
                          -----------------------------------------------------



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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02273
Reporting Period: 07/01/2005 - 06/30/2006
Transamerica Income Shares, Inc.









============== TRANSAMERICA INCOME SHARES, INC. (CLOSED END FUND) ==============

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.


========== END NPX REPORT



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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                                TRANSAMERICA INCOME SHARES, INC.
                                --------------------------------
                                         (Registrant)


                                By: /s/ John K. Carter
                                    -------------------------------------------
                                    John K. Carter
                                    President and Chief Executive Officer

                                Date: August 30, 2006
                                      -----------------------------------------